CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Revenue by geographic areas) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 197,007	$ 152,709
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	135,936	61,672
Peru [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	20,726	30,740
Israel [Member
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	1,524	8,000
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 38,821	$ 52,297